Supplemental Cash Flow Information (Details) - Schedule of Supplemental Cash Flow Information - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares		$ 11,441
Shares issued in connection with Xcite acquisition		$ 4,196